Derivative Financial Instruments - Fair Value Hedges (Details) - Interest rate swaps - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Net gains and losses recognized in income related to derivatives in fair value hedging relationships
Net losses recognized on fair value hedges	$ (281)	$ (567)	$ (947)	$ (1,919)	$ (2,402)	$ (3,901)
Minimum | Fair value hedges
Fair hedges carried
Fixed interest rate (as a percent)	2.59%		2.59%		1.80%
Maximum | Fair value hedges
Fair hedges carried
Fixed interest rate (as a percent)	5.70%		5.70%		5.70%
Net interest income | Fair value hedges
Net gains and losses recognized in income related to derivatives in fair value hedging relationships
Losses recorded	$ (279)	(547)	$ (973)	(2,011)	$ (2,472)	(3,673)
Noninterest income
Net gains and losses recognized in income related to derivatives in fair value hedging relationships
Recognized on derivatives	479	(977)	(1,039)	1,015	1,803	(2,022)
Recognized on hedged item	(481)	957	1,065	(923)	(1,733)	1,794
Net gains recognized on fair value hedges (ineffective portion)	(2)	$ (20)	26	$ 92	70	(228)
Derivatives designated as hedging instruments
Fair hedges carried
Notional amounts	202,394		202,394		232,867	284,121
Derivatives designated as hedging instruments | Fair value hedges
Fair hedges carried
Notional amounts	52,400		52,400		82,900	134,100
Positive fair value	0		0		0	200
Fair value losses	$ 3,500		$ 3,500		$ 2,400	$ 4,400